October 30, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	DREYFUS BOND FUNDS, INC.
File No.: 811-2653; 2-56878

Ladies and Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6817.

Very truly yours,

/s/Yaroslava Kouskovskaya
Yaroslava Kouskovskaya